Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventoried costs	$ 34	$ 26
Compensation and benefits	100	88
Pension and postretirement benefits	379	337
Loss carryforwards	18	13
Tax credit carryforwards	10	8
Other	68	84
Gross deferred tax assets	609	556
Less: valuation allowance	(14)	(3)
Net deferred tax assets	595	553
Deferred tax liabilities:
Goodwill and other intangible assets	593	530
Income recognition on contracts in process	47	36
Property, plant and equipment	97	62
Other	61	34
Gross deferred tax liabilities	798	662
Total net deferred tax liabilities	$ (203)	$ (109)